Rights to use airport facilities	12 Months Ended
Dec. 31, 2017
Disclosure Of Rights To Use Airport Facilities [Abstract]
Rights to use airport facilities
11.	Rights to use airport facilities

The value of the rights to use airport facilities at December 31, 2015, 2016 and 2017 was as follows (only Mexican airports):

	December 31, 2015		December 31, 2016		December 31, 2017
Rights to use airport facilities	Ps.	2,117,708	Ps.	2,117,708	Ps.	2,117,708
Less - accumulated amortization		(1,017,314)		(1,074,013)		(1,130,713)
	Ps.	1,100,394	Ps.	1,043,695	Ps.	986,995

The amortization charge for the years ended December 31, 2015, and 2016 amounts to Ps. 56,699 in each year. In 2017 the amortization charge amounts to Ps. 56,700.